Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balance	R$ (61,398)	R$ (44,046)	R$ (45,013)
Additions	(60,894)	(74,552)	(42,708)
Write-offs	50,815	57,200	43,675
Closing balance	R$ (71,477)	R$ (61,398)	R$ (44,046)